Description of Plan - Additional Information (Details) - EBP 003 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Description of eligibility for participation of the plan	Each eligible employee classified as a regular, full or part-time employee is immediately eligible to participate in the Plan. Each eligible employee classified as an intern, limited, or on-call employee is eligible to participate as of the entry date that coincides with or follows the completion of at least 1,000 hours during either the employee’s initial 12-month period of service or any plan year.
EBP, participant contribution, pretax, maximum annual compensation to total compensation, percentage	100.00%
EBP, participant contribution, automatic, deferral rate	3.00%
Employee benefit plan participant contribution automatic deferral increase percentage	1.00%
Employee benefit plan participant contribution maximum automatic deferral percentage	10.00%
Employee benefit plan participant contribution year age	50
EBP, note receivable from participant, account, minimum borrowing, amount	$ 1
EBP, note receivable from participant, account, maximum borrowing, amount	$ 50
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plan note receivable from participant account loan period	20 years
EBP, forfeited nonvested account, decrease from employer contribution	$ 375
Up To Three Percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, matching percentage	100.00%
Three To Five Percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, matching percentage	50.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	9.25%
Employee benefit plan note receivable from participant account loan period	5 years
Employee benefit plan participant catch up contribution year age	63
Maximum [Member] | Up To Three Percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, participant compensation matched, percentage	3.00%
Maximum [Member] | Three To Five Percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, participant compensation matched, percentage	5.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, note receivable from participant, account, maximum borrowing, to total account, percentage	3.25%
Employee benefit plan note receivable from participant account loan period	1 year
Employee benefit plan participant catch up contribution year age	60
Minimum [Member] | Three To Five Percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, participant compensation matched, percentage	3.00%